Supplement dated May 22, 2025
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI) of the following fund (the Fund):
Fund	Prospectus, Summary Prospectus, and SAI Dated
Columbia Funds Variable Series Trust II
CTIVP® - Westfield Mid Cap Growth Fund	5/1/2025
 Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management" in the Summary Prospectus and the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
William Muggia	Chief Executive Officer, Chief Investment Officer, and Managing Partner of Westfield	Co-Portfolio Manager	2017
Richard Lee, CFA	Chief Investment Officer and Managing Partner of Westfield	Co-Portfolio Manager	2017
Ethan Meyers, CFA*	Director of Research and Managing Partner of Westfield	Co-Portfolio Manager	2017
Matthew Renna	Managing Partner of Westfield	Co-Portfolio Manager	May 2025
Edward Richardson	Partner of Westfield	Co-Portfolio Manager	May 2025
* Mr. Meyers has announced his decision to retire from Westfield at the end of June. At that time, Mr. Meyers will cease to serve as a portfolio manager of the Fund.
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus, is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
William Muggia	Chief Executive Officer, Chief Investment Officer, and Managing Partner of Westfield	Co-Portfolio Manager	2017
Richard Lee, CFA	Chief Investment Officer and Managing Partner of Westfield	Co-Portfolio Manager	2017
Ethan Meyers, CFA*	Director of Research and Managing Partner of Westfield	Co-Portfolio Manager	2017
Matthew Renna	Managing Partner of Westfield	Co-Portfolio Manager	May 2025
Edward Richardson	Partner of Westfield	Co-Portfolio Manager	May 2025
Mr. Muggia joined Westfield in 1994. Mr. Muggia began his investment career in 1983 and earned a B.A. from Middlebury College and an M.B.A. from Harvard Business School.
Mr. Lee joined Westfield in 2004. Mr. Lee began his investment career in 1994 and earned an A.B. from Harvard College.
Mr. Meyers joined Westfield in 1999. Mr. Meyers began his investment career in 1996 and earned a B.S. from Tulane University.
Mr. Renna joined Westfield in 2013. Mr. Renna began his investment career in 2004 and earned a B.S. and M.S. from Boston University and an M.B.A. from Boston College Carroll School of Management.
Mr. Richardson joined Westfield in 2014. Mr. Richardson began his investment career in 2005 and earned a B.A. from Trinity College and an M.B.A. from Cornell University.
* Mr. Meyers has announced his decision to retire from Westfield at the end of June. At that time, Mr. Meyers will cease to serve as a portfolio manager of the Fund.
The rest of the section remains the same.
SUP7040-0001_(05/25)

The information for the Fund under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI is hereby supplemented to add the following:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2024, unless otherwise noted
VP – Westfield Mid Cap Growth Fund	Westfield: Matthew Renna(c)	12 RICs 11 PIVs 219 other accounts	$4.14 billion $3.41 billion $10.08 billion	22 other accounts ($2.11 B)	Westfield	Westfield
	Edward Richardson(c)	11 RICs 9 PIVs 219 other accounts	$4.13 billion $3.37 billion $10.08 billion	22 other accounts ($2.11 B)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2025.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7040-0001_(05/25)